EATON VANCE MUNICIPALS TRUST II

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) on behalf of Eaton Vance High Yield Municipal Income Fund (the “Fund”) (1933 Act File No. 033-71320) certifies (a) that the forms of prospectus and statements of additional information dated October 1, 2021 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 65 (“Amendment No. 65”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 65 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-21-001348) on October 1, 2021:

EATON VANCE MUNICIPALS TRUST II
By:	/s/ Kimberly M. Roessiger
Kimberly M. Roessiger, Esq.
Secretary

Date: October 4, 2021